Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-03-31	12 Months Ended
Mar. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Mar. 31, 2024
Restatement does not require Recovery	The corrections, which result in reductions in the Company’s cost of sales, have no adverse impact on the metrics used in the Company’s performance-based compensation arrangements. Therefore, the Company concluded that no recovery was required under the Company’s executive compensation clawback policy attached to this Form 40-F as Exhibit 97.